Warrant Liability (Details) $ in Millions		12 Months Ended
	Sep. 20, 2023 CAD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 CAD ($) $ / shares	Sep. 20, 2023 $ / shares
Warrant Liability [Line Items]
Warrants issued	5,000,000
Warrants expire	5 years
Common share	1
Price per share (in Dollars per share) | $ / shares				$ 11.5
Exercise price per share (in Dollars per share) | $ / shares			$ 11.5
Common share price per share (in Dollars per share) | $ / shares			$ 4.86
Class B Private Warrants [Member]
Warrant Liability [Line Items]
Fair value liabilities (in Dollars) | $		$ 18.0	$ 18.0
New warrants outstanding		2,526,667
Bottom of range [member]
Warrant Liability [Line Items]
Warrants liability (in Dollars) | $		$ 35.0
GRI Common Shareholders [Member]
Warrant Liability [Line Items]
Warrants issued	5,000,000
Fair value liabilities (in Dollars) | $	$ 35.6
MBSC [Member]
Warrant Liability [Line Items]
New warrants outstanding		2,526,667
New Greenfire Warrants [Member]
Warrant Liability [Line Items]
Outstanding warrants		7,526,667